Document and Entity Information	12 Months Ended
Sep. 30, 2012
Document And Entity Information
Entity Registrant Name	GS Valet, Inc.
Entity Central Index Key	0001553734
Document Type	S-1
Document Period End Date	Sep 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012

CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
ASSETS
Cash	$ 2,579	$ 6,428	$ 1,822
Prepaid insurance	5,433	1,942
Accounts receivable	1,950
Total Current Assets	9,962	8,370	1,822
TOTAL ASSETS	9,962	8,370	1,822
CURRENT LIABILITIES
Accounts payable	3,262	1,500
Accrued expenses	9,000	6,000
Accrued interest	2,254	1,359	51
Loans payable - Insurance	3,303
Notes payable - Related party	23,700	16,200	3,700
Total current liabilities	41,520	25,059	3,751
TOTAL LIABILITIES	41,520	25,059	3,751
COMMITMENTS AND CONTINGENCIES (Note 6)
STOCKHOLDERS' DEFICIT
Preferred stock, $.0001 par value, 10,000,000 shares authorized, none issued and outstanding
Common stock, $0.0001 par value, 50,000,000 shares authorized; 6,475,000 shares issued and outstanding	648	648
Additional paid-in-capital	9,652	9,652
Accumulated deficit	(41,857)	(26,989)	(1,929)
Total Shareholders' Equity (Deficit)	(31,557)	(16,689)	(1,929)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 9,962	$ 8,370	$ 1,822

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Consolidated Balance Sheets Parenthetical
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, Authorized	10,000,000	10,000,000	10,000,000
Preferred stock, Issued	0	0	0
Preferred stock, outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, Authorized	50,000,000	50,000,000	50,000,000
Common stock, Issued	6,475,000	6,475,000	6,475,000
Common stock, outstanding	6,475,000	6,475,000	6,475,000

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		16 Months Ended	22 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Mar. 31, 2013
Consolidated Statements Of Operations
Revenue	$ 3,425	$ 350	$ 6,000	$ 520	$ 7,545		$ 7,545	$ 13,545
General and administrative expenses	8,132	5,923	19,853	12,378	30,957	1,878	32,835	52,688
Income (Loss) from operations	(4,707)	(5,573)	(13,853)	(11,858)	(23,412)	(1,878)	(25,290)	(39,143)
Interest expense	(520)	(248)	(1,016)	(495)	(1,648)	(51)	(1,699)	(2,715)
Net income (loss)	$ (5,227)	$ (5,820)	$ (14,868)	$ (12,353)	$ (25,060)	$ (1,929)	$ (26,989)	$ (41,857)
Weighted Average Per Share: Weighted average per share - basic and dilutive	$ 0	$ 0	$ 0	$ 0	$ 0
Weighted Average Per Share: Weighted average share outstanding - basic and dilutive	6,475,000	5,516,484	6,475,000	4,049,451	5,788,935	5,000,000

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended		16 Months Ended	22 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Mar. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (14,868)	$ (12,353)	$ (25,060)	$ (1,929)	$ (26,989)	$ (41,857)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Stock based compensation		(50)	550		550	550
Changes in assets and liabilities:
Accounts payable	1,762	495	1,500		1,500	3,262
Prepaid expenses	(3,491)	(4,084)	(1,942)		(1,942)	(5,433)
Accrued expenses	3,895		7,308	51	7,359	11,254
Accounts receivable	(1,950)					(1,950)
Notes payable	3,303	4,753				3,303
Net cash used in operating activities	(11,349)	(11,239)	(17,644)	(1,878)	(19,522)	(30,871)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment
Net cash provided by (used in) investing activities
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the sale of common stock		1,800	9,750		9,750	9,750
Proceeds from the issuance of notes	7,500	12,500	15,000	3,700	18,700	26,200
Repayments of notes			(2,500)		(2,500)	(2,500)
Net cash provided by financing activities	7,500	14,300	22,250	3,700	25,950	33,450
INCREASE IN CASH	(3,849)	3,061	4,606	1,822	6,428	2,579
CASH, BEGINNING OF PERIOD	6,428	1,822	1,822
CASH, END OF PERIOD	2,579	4,883	6,428	1,822	6,428	2,579
Supplemental Information:
Cash paid for interest
Cash paid for taxes

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Common Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Beginning Balance, Amount at Jun. 14, 2011
Beginning Balance, Shares at Jun. 14, 2011
Net loss			(1,929)	(1,929)
Ending Balance, Amount at Sep. 30, 2011			(1,929)	(1,929)
Beginning Balance, Shares at Sep. 30, 2011
Founder; Nov 17, 2011; $0.0001 per share, Shares	5,000,000
Founder; Nov 17, 2011; $0.0001 per share, Amount	500			500
Subsidiary Purchase; Dec 01, 2011; $0.0001 per share, Shares	500,000
Subsidiary Purchase; Dec 01, 2011; $0.0001 per share, Amount	50			50
Reg D Private Placement; Mar 19, 2012; $0.0100 per share, Shares	125,000
Reg D Private Placement; Mar 19, 2012; $0.0100 per share, Amount	12	1,238		1,250
Reg D Private Placement; Apr 23, 2012; $0.0100 per share, Shares	325,000
Reg D Private Placement; Apr 23, 2012; $0.0100 per share, Amount	33	3,217		3,250
Reg D Private Placement; Jun 07, 2012; $0.0100 per share, Shares	525,000
Reg D Private Placement; Jun 07, 2012; $0.0100 per share, Amount	53	5,197		5,250
Net loss			(25,060)	(25,060)
Ending Balance, Amount at Sep. 30, 2012	$ 648	$ 9,652	$ (26,989)	$ (16,689)
Ending Balance, Shares at Sep. 30, 2012	6,475,000

ORGANIZATION	12 Months Ended
Sep. 30, 2012
Organization
Note 1. ORGANIZATION

GS Valet, Inc. (the "Company" or "GSValet") was incorporated in the state of Nevada on November 17, 2011. On December 1, 2011, GSValet entered into an agreement with Garden State Valet, LLC, a New Jersey limited liability company ("Garden State Valet"), and the unitholders of Garden State Valet (the “Unitholders”) to purchase all of the outstanding units of Garden State Valet. Garden State Valet was formed on June 15, 2011 (date of inception).

Overview of Organization

GSValet through its wholly owned subsidiary, Garden State Valet is a premier full-service parking management company for New Jersey and the surrounding tri-state area. The Company provides premium valet parking for New Jersey’s hotels, restaurants, country clubs, retail centers, and for private events. The Company has a fiscal year end of September 30.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Summary Of Significant Accounting Policies
Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Significant accounting policies are as follows:

Basis of Presentation

The accompanying unaudited consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America for interim financial information and with the instructions to Form 10-Q and Regulation S-X. Accordingly, these consolidated, condensed financial statements do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments considered necessary for a fair presentation have been included and such adjustments are of a normal recurring nature. These consolidated, condensed financial statements should be read in conjunction with the consolidated financial statements for the year ended September 30, 2012 and notes thereto and other pertinent information contained in our Form 10-K the Company has filed with the Securities and Exchange Commission (the “SEC”).

The results of operations for the 6-month period ended March 31, 2013 are not necessarily indicative of the results for the full fiscal year ending September 30, 2013.

Development Stage Company

The Company is a development stage company as defined by section 915-10-20 of the FASB Accounting Standards Codification.  The Company is still devoting substantially all of its efforts on establishing the business and its planned principal operations have not commenced.  All losses accumulated since inception have been considered as part of the Company's development stage activities.

Principles of Consolidation

The consolidated financial statements include the accounts of GSValet, Inc and its wholly-owned subsidiary, Garden State Valet, LLC.  All material intercompany accounts and transactions are eliminated in consolidation. The financial statements have retroactively included the activity of Garden State Valet, LLC in the consolidated statements. The year end for the Company and its subsidiary is September 30.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.  These estimates and assumptions also affect the reported amounts of revenues, costs and expenses during the reporting period.  Management evaluates these estimates and assumptions on a regular basis.  Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. Cash and cash equivalents totaled $9,962 for the month ended March 31, 2013 and $8,370 for the fiscal year ended September 30, 2012.

Accounts Receivable, Trade

We follow ASC 310-10, Receivables. Accounts receivable are balances due from customers upon rendering of services provided for in contracts. These trade accounts receivable have a contractual maturity of one year or less. Receivables are determined to be past due based on payment terms of original invoices. We do not typically charge interest on past due receivables.  We had an accounts receivable of $1,950 as of March 31, 2013 and did not have any accounts receivable as of September 30, 2012.

An allowance for doubtful accounts is established for amounts that may not be recoverable and is based on an analysis of individual customer credit worthiness and an assessment of current economic trends. There were no allowances for doubtful accounts as of March 31, 2013 and September 30, 2012.

Revenue Recognition

The Company recognizes revenue in accordance with ASC 605, Revenue Recognition.   Revenue is generated from providing the service of valet parking to corporate entities and individuals.  Revenue is recognized when all of the following criteria are met: persuasive evidence of an arrangement exists, our services have been provided, all significant contractual obligations have been satisfied, and collection is reasonably assured. No guarantees or warranties are provided for the services we render.  Due to the nature of the services provided and method of billing and collection we do not offer a refund policy.

Credit Risk

The Company charges fees for services provided for events.  General terms of events are payments in advance and payments on completion of services provided.  The Company does not typically issue credit terms, however may in the future.

The Company has no history and has not experienced any refund requests or committed to any adjustments for services provided.  Insurance is carried for parking events for damages that may be incurred. The Company does not believe that there is any required liability to be recognized.

Advertising Costs

No advertising costs were incurred for the Six months ending March 31, 2013 and 2012.

Share-based Expenses.

ASC 718 “Compensation – Stock Compensation” prescribes accounting and reporting standards for all share-based payment transactions in which employee services are acquired.  Transactions include incurring liabilities, or issuing or offering to issue shares, options,  and other equity instruments such as employee stock ownership plans and stock appreciation rights.  Share-based payments to employees, including grants of employee stock options, are recognized as compensation expense in the financial statements based on their fair values. That expense is recognized over the period during which an employee is required to provide services in exchange for the award, known as the requisite service period (usually the vesting period).

The Company accounts for stock-based compensation issued to non-employees and consultants in accordance with the provisions of ASC 505-50, “Equity – Based Payments to Non-Employees.”  Measurement of share-based payment transactions with non-employees is based on the fair value of whichever is more reliably measurable:  (a) the goods or services received; or (b) the equity instruments issued.  The fair value of the share-based payment transaction is determined at the earlier of performance commitment date or performance completion date.

There were no share-based expenses for the six months ending March 31, 2013 and 2012.

Deferred Income Taxes and Valuation Allowance

The Company accounts for income taxes under ASC 740 “Income Taxes.”  Under the asset and liability method of ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period the enactment occurs.  A valuation allowance is provided for certain deferred tax assets if it is more likely than not that the Company will not realize tax assets through future operations.  No deferred tax assets or liabilities were recognized as of March 31, 2013 and September 30, 2012, respectively.

Earnings Per Share

The Company computes basic and diluted earnings per share amounts in accordance with ASC Topic 260, Earnings per Share. Basic earnings per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of common shares outstanding during the reporting period. Diluted earnings per share reflects the potential dilution that could occur if stock options and other commitments to issue common stock were exercised or equity awards vest resulting in the issuance of common stock that could share in the earnings of the Company.  As of March 31, 2013 and September 30, 2012, there were no common stock equivalents or options outstanding.

Financial Instruments

The Company’s balance sheet includes certain financial instruments. The carrying amounts of current assets and current liabilities approximate their fair value because of the relatively short period of time between the origination of these instruments and their expected realization.

ASC 820, “Fair Value Measurements and Disclosures”,  defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from independent sources (observable inputs) and (2) an entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

· Level 1 - Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities

· Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates); and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

· Level 3 - Inputs that are both significant to the fair value measurement and unobservable.

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of December 31, 2012. The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values due to the short-term nature of these instruments.

Related Parties

The Company follows ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.  Related party transactions for the periods ended March 31, 2013 and September 30, 2012 totaled $23,700 and $16,200, respectively and were comprised of notes payable.

Commitments and Contingencies

The Company follows ASC 450-20, Loss Contingencies, to report accounting for contingencies.  Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.  There were no commitments or contingencies as of March 31, 2013 and September 30, 2012.

Recently Implemented Standards

Except for rules and interpretive releases of the SEC under authority of federal securities laws and a limited number of grandfathered standards, the FASB Accounting Standards Codification™ (“ASC”) is the sole source of authoritative GAAP literature recognized by the FASB and applicable to the Company.

We have reviewed the FASB issued Accounting Standards Update (“ASU”) accounting pronouncements and interpretations thereof that have effectiveness dates during the periods reported and in future periods. The Company has carefully considered the new pronouncements that alter previous generally accepted accounting principles and does not believe that any new or modified principles will have a material impact on the corporation’s reported financial position or operations in the near term. The applicability of any standard is subject to the formal review of our financial management and certain standards are under consideration.

These financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States of America. Significant accounting policies are as follows:

Basis of Presentation

The Financial Statements and related disclosures have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The Financial Statements have been prepared using the accrual basis of accounting in accordance with Generally Accepted Accounting Principles (“GAAP”) of the United States (See Note 3 regarding the assumption that the Company is a “going concern”).

Development Stage Company

The Company is a development stage company as defined by section 915-10-20 of the FASB Accounting Standards Codification. The Company is still devoting substantially all of its efforts on establishing the business and its planned principal operations have not commenced. All losses accumulated since inception have been considered as part of the Company's development stage activities.

Principles of Consolidation

The consolidated financial statements include the accounts of GSValet, Inc and its wholly-owned subsidiary, Garden State Valet, LLC. All material intercompany accounts and transactions are eliminated in consolidation. The financial statements have retroactively included the activity of Garden State Valet, LLC in the consolidated statements. The year end for the Company and its subsidiary is September 30.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. These estimates and assumptions also affect the reported amounts of revenues, costs and expenses during the reporting period. Management evaluates these estimates and assumptions on a regular basis. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. There were no cash equivalents as of September 30, 2012 and 2011.

Accounts Receivable, Trade

We follow ASC 310-10, Receivables. Accounts receivable are balances due from customers upon rendering of services provided for in contracts. These trade accounts receivable have a contractual maturity of one year or less. Receivables are determined to be past due based on payment terms of original invoices. We do not typically charge interest on past due receivables. There were no accounts receivable as of September 30, 2012 and 2011.

An allowance for doubtful accounts is established for amounts that may not be recoverable and is based on an analysis of individual customer credit worthiness and an assessment of current economic trends. There were no accounts receivable allowances for doubtful accounts as of September 30, 2012 and 2011.

Revenue Recognition

The Company recognizes revenue in accordance with ASC 605, Revenue Recognition. Revenue is generated from providing the service of valet parking to corporate entities and individuals. Revenue is recognized when all of the following criteria are met: persuasive evidence of an arrangement exists, our services have been provided, all significant contractual obligations have been satisfied, and collection is reasonably assured. No guarantees or warranties are provided for the services we render. Due to the nature of the services provided and method of billing and collection we do not offer a refund policy.

Credit Risk

The Company charges fees for services provided for events. General terms of events are payments in advance and payments on completion of services provided. The Company does not typically issue credit terms, however may in the future. As of September 30, 2012 and 2011 there were no payments in advance and no outstanding credit issued.

The Company has no history and has not experienced any refund requests or committed to any adjustments for services provided. Insurance is carried for parking events for damages that may be incurred. The Company does not believe that there is any required liability to be recognized.

Advertising Costs

No advertising costs were incurred for the years ending September 30, 2012 and 2011.

Research and Development

The Company does not engage in research and development as defined in ASC Topic 730, “Accounting for Research and Development Costs.”

Share-based Expenses.

ASC 718 “Compensation – Stock Compensation” prescribes accounting and reporting standards for all share-based payment transactions in which employee services are acquired. Transactions include incurring liabilities, or issuing or offering to issue shares, options, and other equity instruments such as employee stock ownership plans and stock appreciation rights. Share-based payments to employees, including grants of employee stock options, are recognized as compensation expense in the financial statements based on their fair values. That expense is recognized over the period during which an employee is required to provide services in exchange for the award, known as the requisite service period (usually the vesting period).

The Company accounts for stock-based compensation issued to non-employees and consultants in accordance with the provisions of ASC 505-50, “Equity – Based Payments to Non-Employees.” Measurement of share-based payment transactions with non-employees is based on the fair value of whichever is more reliably measurable: (a) the goods or services received; or (b) the equity instruments issued. The fair value of the share-based payment transaction is determined at the earlier of performance commitment date or performance completion date.

There were no share-based expenses for the periods ending September 30, 2012 and 2011.

Deferred Income Taxes and Valuation Allowance

The Company accounts for income taxes under ASC 740 “Income Taxes.” Under the asset and liability method of ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period the enactment occurs. A valuation allowance is provided for certain deferred tax assets if it is more likely than not that the Company will not realize tax assets through future operations. No deferred tax assets or liabilities were recognized as of September 30, 2012 or 2011, respectively.

Earnings Per Share

The Company computes basic and diluted earnings per share amounts in accordance with ASC Topic 260, Earnings per Share. Basic earnings per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of common shares outstanding during the reporting period. Diluted earnings per share reflects the potential dilution that could occur if stock options and other commitments to issue common stock were exercised or equity awards vest resulting in the issuance of common stock that could share in the earnings of the Company. As of September 30, 2012 and 2011, there were no common stock equivalents or options outstanding.

Financial Instruments

The Company’s balance sheet includes certain financial instruments. The carrying amounts of current assets and current liabilities approximate their fair value because of the relatively short period of time between the origination of these instruments and their expected realization.

ASC 820, “Fair Value Measurements and Disclosures”, defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from independent sources (observable inputs) and (2) an entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities

•	Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates); and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•	Level 3 - Inputs that are both significant to the fair value measurement and unobservable.

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of September 30, 2012. The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values due to the short-term nature of these instruments.

Related Parties

The Company follows ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions. Related party transactions for the years ended September 30, 2012 and 2011 totaled $16,200 and $3,700, respectively and were comprised of notes payable.

Commitments and Contingencies

The Company follows ASC 450-20, Loss Contingencies, to report accounting for contingencies. Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated. There were no commitments or contingencies as of September 30, 2012 and 2011.

Recently Implemented Standards

From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies that are adopted by the Company as of the specified effective date. Unless otherwise discussed, we believe that the impact of recently issued standards that are not yet effective will not have a material impact on our financial position or results of operations upon adoption.

In July 2012, the FASB issued ASU 2012-02, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. This newly issued accounting standard simplifies how an entity tests indefinite-lived intangible assets by permitting an entity to first assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test. The more likely than not threshold is defined as having a likelihood of more than 50 percent. This ASU is effective for annual and interim impairment tests for fiscal years beginning after September 15, 2012. As the objective is to reduce the cost and complexity of impairment testing, adoption of this standard is not expected to impact our financial position or results of operations.

In December 2011, the FASB issued ASU No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, which defers the requirement within ASU 2011-05 to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. During the deferral, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect prior to the issuance of ASU 2011-05. These ASUs are required to be applied retrospectively and are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. As these accounting standards did not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income, the adoption of these standards did not have an impact on our financial position or results of operations.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (ASU 2011-11). This newly issued accounting standard requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position as well as instruments and transactions executed under a master netting or similar arrangement and was issued to enable users of financial statements to understand the effects or potential effects of those arrangements on its financial position. This ASU is required to be applied retrospectively and is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. As this accounting standard only requires enhanced disclosure, the adoption of this standard is not expected to have an impact our financial position or results of operations.

In June 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income” (ASU 2011-05). This newly issued accounting standard (1) eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity; (2) requires the consecutive presentation of the statement of net income and other comprehensive income; and (3) requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income nor do the amendments affect how earnings per share is calculated or presented. This standard was effective for interim and annual reporting periods beginning after December 15, 2011. The adoption of this guidance has not had a significant impact on the Company’s financial statements other than the prescribed change in presentation.

In May 2011, the FASB issued ASU No. 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU 2011-04). This newly issued accounting standard clarifies the application of certain existing fair value measurement guidance and expands the disclosures for fair value measurements that are estimated using significant unobservable (level 3) inputs. This ASU is effective on a prospective basis for annual and interim reporting periods beginning on or after December 15, 2011. The adoption of this standard did not have a material impact on our financial position or results of operations.

Except for rules and interpretive releases of the SEC under authority of federal securities laws and a limited number of grandfathered standards, the FASB Accounting Standards Codification™ (“ASC”) is the sole source of authoritative GAAP literature recognized by the FASB and applicable to the Company. Management has reviewed the aforementioned rules and releases and believes any effect will not have a material impact on the Company’s present or future financial statements.

GOING CONCERN	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Going Concern
Note 3. GOING CONCERN

The Company’s financial statements are prepared using accounting principles generally accepted in the United States of America applicable to a going concern which contemplates the realization of assets and liquidation of liabilities in the normal course of business.  The Company has not established an ongoing source of revenues sufficient to cover its operating cost, and requires additional capital to commence its operating plan.  The ability of the Company to continue as a going concern is dependent on the Company obtaining adequate capital to fund operating losses until it becomes profitable.  If the Company is unable to obtain adequate capital, it could be forced to cease operations.  These factors raise substantial doubt about its ability to continue as a going concern.

In order to continue as a going concern, the Company will need, among other things, additional capital resources.  Management’s plan to obtain such resources for the Company include: sales of equity instruments; traditional financing, such as loans; and obtaining capital from management and significant stockholders sufficient to meet its minimal operating expenses.  However, management cannot provide any assurance that the Company will be successful in accomplishing any of its plans.

There is no assurance that the Company will be able to obtain sufficient additional funds when needed or that such funds, if available, will be obtainable on terms satisfactory to the Company.  In addition, profitability will ultimately depend upon the level of revenues received from business operations.  However, there is no assurance that the Company will attain profitability. The accompanying financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

The Company’s financial statements are prepared using accounting principles generally accepted in the United States of America applicable to a going concern which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company has not established an ongoing source of revenues sufficient to cover its operating cost, and requires additional capital to commence its operating plan. The ability of the Company to continue as a going concern is dependent on the Company obtaining adequate capital to fund operating losses until it becomes profitable. If the Company is unable to obtain adequate capital, it could be forced to cease operations. These factors raise substantial doubt about its ability to continue as a going concern.

In order to continue as a going concern, the Company will need, among other things, additional capital resources. Management’s plan to obtain such resources for the Company include: sales of equity instruments; traditional financing, such as loans; and obtaining capital from management and significant stockholders sufficient to meet its minimal operating expenses. However, management cannot provide any assurance that the Company will be successful in accomplishing any of its plans.

There is no assurance that the Company will be able to obtain sufficient additional funds when needed or that such funds, if available, will be obtainable on terms satisfactory to the Company. In addition, profitability will ultimately depend upon the level of revenues received from business operations. However, there is no assurance that the Company will attain profitability. The accompanying financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

INCOME TAXES	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Income Taxes
Note 4. INCOME TAXES

The Company has not made provision for income taxes for the period ended March 31, 2013 or for the period through March 31, 2013, since the Company has the benefit of net operating losses in these periods.

Due to uncertainties surrounding the Company’s ability to generate future taxable income to realize deferred income tax assets arising as a result of net operating losses carried forward, the Company has not recorded any deferred income tax asset as of March 31, 2013 and September 30, 2012 (see note 1). The Company has incurred operating losses in the amount of $14,868,  $12,353 and $36,535 for the six months ending March 31, 2013 and 2012, and for inception (June 15, 2011) through March 31, 2013, respectively. The net operating losses carryforwards will begin to expire in 2031 subject to its eligibility as determined by respective tax regulating authorities.

The Company is subject to taxation in the United States and certain state jurisdictions.

The Company has not made provision for income taxes in the year ended September 30, 2012 or for the period June 15, 2011 (date of inception) through September 30, 2011, since the Company has the benefit of net operating losses in these periods.

Due to uncertainties surrounding the Company’s ability to generate future taxable income to realize deferred income tax assets arising as a result of net operating losses carried forward, the Company has not recorded any deferred income tax asset as of September 30, 2012 and 2011 (see note 1). The Company has incurred operating losses in the amount of $25,060 and $1,929 for the years ending September 30, 2012 and 2011, respectively. The net operating losses carryforwards will begin to expire in varying amounts from year 2031 subject to its eligibility as determined by respective tax regulating authorities.

The Company is subject to taxation in the United States and certain state jurisdictions.

NOTES PAYABLE - RELATED PARTY	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Notes Payable - Related Party
Note 5. NOTES PAYABLE - RELATED PARTY

Notes payable at March 31, 2013 and September 30, 2012 consisted of the following:

Issue Date	March 31, 2013	September 30, 2012

June 15, 2011	1,200	1,200
November 22, 2011	5,000	5,000
December 7, 2011	2,500	2,500
January 24, 2012	2,500	2,500
February 21, 2012	5,000	5,000
November 19, 2012	5,000
March 28, 2013	2,500
Less Current Portion	$(23,700)	$(16,200)
Total Amount	$23,700	$16,200

Notes payable at September 30, 2012 and 2011 consisted of the following:

	September 30,
Issue Date	2012	2011

June 15, 2011 **	1,200	1,200
September 7, 2011 **	0	2,500
November 22, 2011 **	5,000	0
December 7, 2011 **	2,500
January 24, 2012	2,500
February 21, 2012	5,000
Less Current Portion	$(16,200)	$(3,700)

** The maturity date of this Note has been extended for an additional year. The Noteholder has agreed to extend the length of the Note and keep the interest rate constant at 10% per annum. No penalties were incurred.

COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Commitments And Contingencies
Note 6. COMMITMENTS AND CONTINGENCIES

The Company has no commitments or contingencies as of March 31, 2013 or September 30, 2012.

From time to time the Company may become a party to litigation matters involving claims against the Company.  Management believes that it is adequately insured for its operations and there are no current matters that would have a material effect on the Company’s financial position or results of operations.

The Company has no commitments or contingencies as of September 30, 2012 and 2011.

From time to time the Company may become a party to litigation matters involving claims against the Company. Management believes that it is adequately insured for its operations and there are no current matters that would have a material effect on the Company’s financial position or results of operations.

RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Related Party Transactions
Note 7. RELATED PARTY TRANSACTIONS

The Company utilizes space provided by the majority shareholder.  Rent expense for the six months ended March 31, 2013 and 2012 was $0.

The Company does not have an employment contract with its key employee, the Chief Executive.

The amounts and terms of the above transactions may not necessarily be indicative of the amounts and terms that would have been incurred had comparable transactions been entered into with independent third parties.

The Company utilizes space provided by the majority shareholder. Rent expense for the years ended September 30, 2012 and 2011 was $0.

The Company does not have an employment contract with its key employee, the Chief Executive.

The amounts and terms of the above transactions may not necessarily be indicative of the amounts and terms that would have been incurred had comparable transactions been entered into with independent third parties.

EQUITY	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Equity
Note 8. EQUITY

Common Stock

On November 17, 2011, the Company issued 5,000,000 of its $0.0001 par value common stock at $0.0001 per share for $500 cash to the founder of the Company.

On December 1, 2011, the Company issued 500,000 shares of common stock to the unitholders of Garden State Valet.  On June 13, 2012 the Company sold 975,000 shares of common stock through a Regulation D offering.  Shares were sold at $.01 per share and proceeds totaled $9.750.

There are 50,000,000 Common Shares at $0.0001 par value authorized with 6,475,000 shares issued and outstanding at March 31, 2013 and September 30, 2012.

Preferred Stock

There are 10,000,000 shares of preferred stock authorized to be issued. None of the preferred shares have been designated nor issued.

Capital Stock

On November 17, 2011, the Company issued 5,000,000 of its $0.0001 par value common stock at $0.0001 per share for $500 cash to the founder of the Company.

On December 1, 2011, the Company issued 500,000 shares of common stock to the unitholders of Garden State Valet. On June 13, 2012 the Company sold 975,000 shares of common stock through a Regulation D offering. Shares were sold at $.01 per share and proceeds totaled $9.750.

There are 300,000,000 Common Shares at $0.0001 par value authorized with 10,200,000 shares and 9,000,000 shares issued and outstanding at September 30, 2012 and 2011, respectively.

SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Subsequent Events
Note 9. SUBSEQUENT EVENTS	Management has evaluated subsequent events through the date these financial statements were issued. Based on our evaluation no events have occurred that require disclosure.	Management has evaluated subsequent events through the date these financial statements were available to be issued. Based on our evaluation no events have occurred that require disclosure.

NATURE OF BUSINESS	6 Months Ended
Mar. 31, 2013
Nature Of Business
NOTE 10 - NATURE OF BUSINESS

Overview of Organization

GS Valet, Inc. (the "Company" or "GSValet") was incorporated in the state of Nevada on November 17, 2011.  On December 1, 2011, GSValet entered into an agreement with Garden State Valet, LLC, a New Jersey limited liability company ("Garden State Valet"), and the unitholders of Garden State Valet (the “Unitholders”) to purchase all of the outstanding units of Garden State Valet.  Garden State Valet was formed on June 15, 2011 (date of inception).

GSValet through its wholly owned subsidiary, Garden State Valet is a premier full-service parking management company for New Jersey and the surrounding tri-state area.  The Company provides premium valet parking for New Jersey’s hotels, restaurants, country clubs, retail centers, and for private events. The Company has a fiscal year end of September 30.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Summary Of Significant Accounting Policies Policies
Basis of Presentation

The accompanying unaudited consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America for interim financial information and with the instructions to Form 10-Q and Regulation S-X. Accordingly, these consolidated, condensed financial statements do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments considered necessary for a fair presentation have been included and such adjustments are of a normal recurring nature. These consolidated, condensed financial statements should be read in conjunction with the consolidated financial statements for the year ended September 30, 2012 and notes thereto and other pertinent information contained in our Form 10-K the Company has filed with the Securities and Exchange Commission (the “SEC”).

The results of operations for the 6-month period ended March 31, 2013 are not necessarily indicative of the results for the full fiscal year ending September 30, 2013.

The Financial Statements and related disclosures have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).  The Financial Statements have been prepared using the accrual basis of accounting in accordance with Generally Accepted Accounting Principles (“GAAP”) of the United States (See Note 3 regarding the assumption that the Company is a “going concern”).

Development Stage Company

The Company is a development stage company as defined by section 915-10-20 of the FASB Accounting Standards Codification.  The Company is still devoting substantially all of its efforts on establishing the business and its planned principal operations have not commenced.  All losses accumulated since inception have been considered as part of the Company's development stage activities.

The Company is a development stage company as defined by section 915-10-20 of the FASB Accounting Standards Codification. The Company is still devoting substantially all of its efforts on establishing the business and its planned principal operations have not commenced. All losses accumulated since inception have been considered as part of the Company's development stage activities

Principles of Consolidation

The consolidated financial statements include the accounts of GSValet, Inc and its wholly-owned subsidiary, Garden State Valet, LLC.  All material intercompany accounts and transactions are eliminated in consolidation. The financial statements have retroactively included the activity of Garden State Valet, LLC in the consolidated statements.  The year end for the Company and its subsidiary is September 30.

The consolidated financial statements include the accounts of GSValet, Inc and its wholly-owned subsidiary, Garden State Valet, LLC. All material intercompany accounts and transactions are eliminated in consolidation. The financial statements have retroactively included the activity of Garden State Valet, LLC in the consolidated statements. The year end for the Company and its subsidiary is September 30.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.  These estimates and assumptions also affect the reported amounts of revenues, costs and expenses during the reporting period.  Management evaluates these estimates and assumptions on a regular basis.  Actual results could differ from those estimates.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. These estimates and assumptions also affect the reported amounts of revenues, costs and expenses during the reporting period. Management evaluates these estimates and assumptions on a regular basis. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. Cash and cash equivalents totaled $9,962 for the month ended March 31, 2013 and $8,370 for the fiscal year ended September 30, 2012.

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. There were no cash equivalents as of September 30, 2012 and 2011.
Accounts Receivable, Trade

We follow ASC 310-10, Receivables.  Accounts receivable are balances due from customers upon rendering of services provided for in contracts.  These trade accounts receivable have a contractual maturity of one year or less. Receivables are determined to be past due based on payment terms of original invoices.  We do not typically charge interest on past due receivables.  We had an accounts receivable of $1,950 as of March 31, 2013 and did not have any accounts receivable as of September 30, 2012.

An allowance for doubtful accounts is established for amounts that may not be recoverable and is based on an analysis of individual customer credit worthiness and an assessment of current economic trends.  There were no allowances for doubtful accounts as of March 31, 2013 and September 30, 2012.

We follow ASC 310-10, Receivables.  Accounts receivable are balances due from customers upon rendering of services provided for in contracts. These trade accounts receivable have a contractual maturity of one year or less. Receivables are determined to be past due based on payment terms of original invoices. We do not typically charge interest on past due receivables. There were no accounts receivable as of September 30, 2012 and 2011.

An allowance for doubtful accounts is established for amounts that may not be recoverable and is based on an analysis of individual customer credit worthiness and an assessment of current economic trends.  There were no accounts receivable allowances for doubtful accounts as of September 30, 2012 and 2011.

Revenue Recognition

The Company recognizes revenue in accordance with ASC 605, Revenue Recognition.   Revenue is generated from providing the service of valet parking to corporate entities and individuals.  Revenue is recognized when all of the following criteria are met: persuasive evidence of an arrangement exists, our services have been provided, all significant contractual obligations have been satisfied, and collection is reasonably assured. No guarantees or warranties are provided for the services we render.  Due to the nature of the services provided and method of billing and collection we do not offer a refund policy.

The Company recognizes revenue in accordance with ASC 605, Revenue Recognition. Revenue is generated from providing the service of valet parking to corporate entities and individuals. Revenue is recognized when all of the following criteria are met: persuasive evidence of an arrangement exists, our services have been provided, all significant contractual obligations have been satisfied, and collection is reasonably assured. No guarantees or warranties are provided for the services we render. Due to the nature of the services provided and method of billing and collection we do not offer a refund policy.

Credit Risk

The Company charges fees for services provided for events.  General terms of events are payments in advance and payments on completion of services provided.  The Company does not typically issue credit terms, however may in the future.

The Company has no history and has not experienced any refund requests or committed to any adjustments for services provided.  Insurance is carried for parking events for damages that may be incurred. The Company does not believe that there is any required liability to be recognized.

The Company charges fees for services provided for events. General terms of events are payments in advance and payments on completion of services provided. The Company does not typically issue credit terms, however may in the future.  As of September 30, 2012 and 2011 there were no payments in advance and no outstanding credit issued.

The Company has no history and has not experienced any refund requests or committed to any adjustments for services provided. Insurance is carried for parking events for damages that may be incurred. The Company does not believe that there is any required liability to be recognized.

Advertising Costs	No advertising costs were incurred for the Six months ending March 31, 2013 and 2012.	No advertising costs were incurred for the years ending September 30, 2012 and 2011.
Research and Development		The Company does not engage in research and development as defined in ASC Topic 730, “Accounting for Research and Development Costs.”
Share-based Expenses

ASC 718 “Compensation – Stock Compensation” prescribes accounting and reporting standards for all share-based payment transactions in which employee services are acquired.  Transactions include incurring liabilities, or issuing or offering to issue shares, options,  and other equity instruments such as employee stock ownership plans and stock appreciation rights.  Share-based payments to employees, including grants of employee stock options, are recognized as compensation expense in the financial statements based on their fair values. That expense is recognized over the period during which an employee is required to provide services in exchange for the award, known as the requisite service period (usually the vesting period).

The Company accounts for stock-based compensation issued to non-employees and consultants in accordance with the provisions of ASC 505-50, “Equity – Based Payments to Non-Employees.”  Measurement of share-based payment transactions with non-employees is based on the fair value of whichever is more reliably measurable:  (a) the goods or services received; or (b) the equity instruments issued.  The fair value of the share-based payment transaction is determined at the earlier of performance commitment date or performance completion date.

There were no share-based expenses for the six months ending March 31, 2013 and 2012.

ASC 718 “Compensation – Stock Compensation” prescribes accounting and reporting standards for all share-based payment transactions in which employee services are acquired. Transactions include incurring liabilities, or issuing or offering to issue shares, options,  and other equity instruments such as employee stock ownership plans and stock appreciation rights.  Share-based payments to employees, including grants of employee stock options, are recognized as compensation expense in the financial statements based on their fair values. That expense is recognized over the period during which an employee is required to provide services in exchange for the award, known as the requisite service period (usually the vesting period).

The Company accounts for stock-based compensation issued to non-employees and consultants in accordance with the provisions of ASC 505-50, “Equity – Based Payments to Non-Employees.”  Measurement of share-based payment transactions with non-employees is based on the fair value of whichever is more reliably measurable: (a) the goods or services received; or (b) the equity instruments issued. The fair value of the share-based payment transaction is determined at the earlier of performance commitment date or performance completion date.

There were no share-based expenses for the periods ending September 30, 2012 and 2011.

Deferred Income Taxes and Valuation Allowance

The Company accounts for income taxes under ASC 740 “Income Taxes.”  Under the asset and liability method of ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period the enactment occurs.  A valuation allowance is provided for certain deferred tax assets if it is more likely than not that the Company will not realize tax assets through future operations.  No deferred tax assets or liabilities were recognized as of March 31, 2013 and September 30, 2012, respectively.

The Company accounts for income taxes under ASC 740 “Income Taxes.” Under the asset and liability method of ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period the enactment occurs. A valuation allowance is provided for certain deferred tax assets if it is more likely than not that the Company will not realize tax assets through future operations. No deferred tax assets or liabilities were recognized as of September 30, 2012 or 2011, respectively.

Earnings Per Share

The Company computes basic and diluted earnings per share amounts in accordance with ASC Topic 260, Earnings per Share. Basic earnings per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of common shares outstanding during the reporting period. Diluted earnings per share reflects the potential dilution that could occur if stock options and other commitments to issue common stock were exercised or equity awards vest resulting in the issuance of common stock that could share in the earnings of the Company.  As of March 31, 2013 and September 30, 2012, there were no common stock equivalents or options outstanding.

The Company computes basic and diluted earnings per share amounts in accordance with ASC Topic 260, Earnings per Share. Basic earnings per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of common shares outstanding during the reporting period. Diluted earnings per share reflects the potential dilution that could occur if stock options and other commitments to issue common stock were exercised or equity awards vest resulting in the issuance of common stock that could share in the earnings of the Company. As of September 30, 2012 and 2011, there were no common stock equivalents or options outstanding.

Financial Instruments

The Company’s balance sheet includes certain financial instruments. The carrying amounts of current assets and current liabilities approximate their fair value because of the relatively short period of time between the origination of these instruments and their expected realization.

ASC 820, “Fair Value Measurements and Disclosures”,  defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from independent sources (observable inputs) and (2) an entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

· Level 1 - Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities

· Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates); and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

· Level 3 - Inputs that are both significant to the fair value measurement and unobservable.

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of December 31, 2012. The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values due to the short-term nature of these instruments.

The Company’s balance sheet includes certain financial instruments. The carrying amounts of current assets and current liabilities approximate their fair value because of the relatively short period of time between the origination of these instruments and their expected realization.

ASC 820, “Fair Value Measurements and Disclosures”, defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from independent sources (observable inputs) and (2) an entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities

•	Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates); and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•	Level 3 - Inputs that are both significant to the fair value measurement and unobservable.

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of September 30, 2012. The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values due to the short-term nature of these instruments.

Related Parties

The Company follows ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.  Related party transactions for the periods ended March 31, 2013 and September 30, 2012 totaled $23,700 and $16,200, respectively and were comprised of notes payable.

The Company follows ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions. Related party transactions for the years ended September 30, 2012 and 2011 totaled $16,200 and $3,700, respectively and were comprised of notes payable.

Commitments and Contingencies

The Company follows ASC 450-20, Loss Contingencies, to report accounting for contingencies.  Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.  There were no commitments or contingencies as of March 31, 2013 and September 30, 2012.

The Company follows ASC 450-20, Loss Contingencies, to report accounting for contingencies. Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated. There were no commitments or contingencies as of September 30, 2012 and 2011.

Recently Implemented Standards

Except for rules and interpretive releases of the SEC under authority of federal securities laws and a limited number of grandfathered standards, the FASB Accounting Standards Codification™ (“ASC”) is the sole source of authoritative GAAP literature recognized by the FASB and applicable to the Company.

We have reviewed the FASB issued Accounting Standards Update (“ASU”) accounting pronouncements and interpretations thereof that have effectiveness dates during the periods reported and in future periods. The Company has carefully considered the new pronouncements that alter previous generally accepted accounting principles and does not believe that any new or modified principles will have a material impact on the corporation’s reported financial position or operations in the near term. The applicability of any standard is subject to the formal review of our financial management and certain standards are under consideration.

From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies that are adopted by the Company as of the specified effective date. Unless otherwise discussed, we believe that the impact of recently issued standards that are not yet effective will not have a material impact on our financial position or results of operations upon adoption.

In July 2012, the FASB issued ASU 2012-02, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. This newly issued accounting standard simplifies how an entity tests indefinite-lived intangible assets by permitting an entity to first assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test. The more likely than not threshold is defined as having a likelihood of more than 50 percent. This ASU is effective for annual and interim impairment tests for fiscal years beginning after September 15, 2012. As the objective is to reduce the cost and complexity of impairment testing, adoption of this standard is not expected to impact our financial position or results of operations.

In December 2011, the FASB issued ASU No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, which defers the requirement within ASU 2011-05 to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. During the deferral, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect prior to the issuance of ASU 2011-05. These ASUs are required to be applied retrospectively and are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. As these accounting standards did not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income, the adoption of these standards did not have an impact on our financial position or results of operations.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (ASU 2011-11). This newly issued accounting standard requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position as well as instruments and transactions executed under a master netting or similar arrangement and was issued to enable users of financial statements to understand the effects or potential effects of those arrangements on its financial position. This ASU is required to be applied retrospectively and is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. As this accounting standard only requires enhanced disclosure, the adoption of this standard is not expected to have an impact our financial position or results of operations.

In June 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income” (ASU 2011-05). This newly issued accounting standard (1) eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity; (2) requires the consecutive presentation of the statement of net income and other comprehensive income; and (3) requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income nor do the amendments affect how earnings per share is calculated or presented. This standard was effective for interim and annual reporting periods beginning after December 15, 2011. The adoption of this guidance has not had a significant impact on the Company’s financial statements other than the prescribed change in presentation.

In May 2011, the FASB issued ASU No. 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU 2011-04). This newly issued accounting standard clarifies the application of certain existing fair value measurement guidance and expands the disclosures for fair value measurements that are estimated using significant unobservable (level 3) inputs. This ASU is effective on a prospective basis for annual and interim reporting periods beginning on or after December 15, 2011. The adoption of this standard did not have a material impact on our financial position or results of operations.

Except for rules and interpretive releases of the SEC under authority of federal securities laws and a limited number of grandfathered standards, the FASB Accounting Standards Codification™ (“ASC”) is the sole source of authoritative GAAP literature recognized by the FASB and applicable to the Company.  Management has reviewed the aforementioned rules and releases and believes any effect will not have a material impact on the Company’s present or future financial statements.

NOTES PAYABLE - RELATED PARTY (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Notes Payable - Related Party Tables
Notes payable

Notes payable at March 31, 2013 and September 30, 2012 consisted of the following:

Issue Date	March 31, 2013	September 30, 2012

June 15, 2011	1,200	1,200
November 22, 2011	5,000	5,000
December 7, 2011	2,500	2,500
January 24, 2012	2,500	2,500
February 21, 2012	5,000	5,000
November 19, 2012	5,000
March 28, 2013	2,500
Less Current Portion	$(23,700)	$(16,200)
Total Amount	$23,700	$16,200

Notes payable at September 30, 2012 and 2011 consisted of the following:

	September 30,
Issue Date	2012	2011

June 15, 2011	1,200	1,200
September 7, 2011	0	2,500
November 22, 2011	5,000	0
December 7, 2011	2,500
January 24, 2012	2,500
February 21, 2012	5,000
Less Current Portion	$(16,200)	$(3,700)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Mar. 31, 2012	Sep. 30, 2011
Summary Of Significant Accounting Policies Details Narrative
Notes payable to related party	$ 23,700	$ 16,200		$ 3,700
Cash and cash equivalents	9,962	8,370
Accounts receivable		0	1,950
Related party transactions	$ 23,700	$ 16,200

INCOME TAXES (Details Narrative) (USD $)	6 Months Ended		12 Months Ended		22 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2013
Income Taxes Details Narrative
Operating Loss	$ 14,868	$ 12,353	$ 25,060	$ 1,929	$ 36,535
Operating losses carryforwards, expiration dates	2031

NOTES PAYABLE - RELATED PARTY (Details) (USD $)	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Notes payable	$ 23,700	$ 16,200
Less Current Portion	(23,700)	(16,200)	(3,700)
February 21, 2012
Notes payable	5,000	5,000
September 7, 2011
Notes payable		0	2,500
January 24, 2012
Notes payable	2,500	2,500
November 22, 2011
Notes payable		5,000	0
December 7, 2011
Notes payable	2,500	2,500
June 15, 2011
Notes payable	1,200	1,200	1,200
November 19, 2011
Notes payable	5,000
November 22, 2011
Notes payable	5,000
March 28, 2013
Notes payable	$ 2,500

RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Related Party Transactions Details Narrative
Rent Expense	$ 0	$ 0	$ 0	$ 0

EQUITY (Details Narrative) (USD $)	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Equity Details Narrative
Common Shares, Authorized	50,000,000	300,000,000	300,000,000
Common Shares, Par value	$ 0.0001	$ 0.0001	$ 0.0001
Common Shares, issued	6,475,000	10,200,000	9,000,000
Common Shares, outstanding	6,475,000	10,200,000	9,000,000